Business Combinations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	May 23, 2014 BFKMS Inc. item	Jun. 30, 2014 BFKMS Inc.	May 23, 2014 BFKMS Inc. Client relationships	May 23, 2014 BFKMS Inc. Non-solicitation agreement
Business Combinations
Total consideration			$ 9,435
Purchase price paid	2,385	6,450		6,450
Number of payments			4
Purchase price to be paid in July 2014			2,385
Purchase price to be paid in November 2014 and February 2014			600
Intangible assets			6,400		6,180	220
Goodwill	3,035	3,035	3,035
Total purchase price			$ 9,435
Goodwill amortization period		15 years